RELATED PARTY TRANSACTIONS (Details Textual)			1 Months Ended																	9 Months Ended		12 Months Ended
	May. 01, 2012 USD ($)	May. 01, 2012 CNY (¥)	Apr. 25, 2015 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY (¥)	Aug. 31, 2014 CNY (¥)	Jul. 31, 2014 CNY (¥)	Jul. 25, 2014 shares	May. 31, 2014 USD ($)	May. 31, 2014 CNY (¥)	May. 30, 2014 USD ($)	May. 30, 2014 HKD	Apr. 30, 2014 USD ($)	Sep. 30, 2013 USD ($) $ / shares shares	Sep. 24, 2013 USD ($) $ / shares shares	Sep. 23, 2013 USD ($) $ / shares shares	Sep. 15, 2013 shares	Jul. 18, 2013 CNY (¥)	Apr. 28, 2012 a	Apr. 30, 2015 USD ($) a	Apr. 30, 2015 CNY (¥)	Jul. 31, 2014 USD ($) m² shares	Jul. 31, 2014 CNY (¥) shares	Apr. 25, 2015 CNY (¥)	Jul. 31, 2014 CNY (¥) m²	Apr. 30, 2014 CNY (¥)	Jul. 31, 2013 USD ($)	Jul. 18, 2013 USD ($)	Jul. 18, 2013 CNY (¥)
Related Party Transaction [Line Items]
Due from Related Parties, Current																				$ 403,109		$ 0
Prepaid Rent																						3,080,147					$ 97,110
Due to Related Parties, Current																				$ 18,978		$ 18,934
Lease Expiration Date																				Apr. 30, 2024	Apr. 30, 2024	Apr. 30, 2024	Apr. 30, 2024
Accrued Rent, Current																				$ 172,611		$ 52,542
Operating Lease Expiration Period																						30 years	30 years
Business Acquisition, Percentage of Voting Interests Acquired											100.00%	100.00%
Business Acquisition Percentage Of Issued And Outstanding Shares								45.70%														45.70%			45.70%
Percentage Of Common Stock Issued And Outstanding Shares								45.70%
Common Stock [Member]
Related Party Transaction [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares														250,000,000
Stock Issued During Period, Shares, Acquisitions | shares																250,000,000						273,042,000	273,042,000
Sale of Stock, Price Per Share | $ / shares														$ 0.001		$ 0.001
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned														$ 250,000
Lucksky Hong Kong Shares Limited [Member]
Related Party Transaction [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares																						250,000,000	250,000,000
Lucksky Hong Kong Shares Limited [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares																250,000,000
Stock Issued During Period, Shares, Acquisitions | shares																	250,000,000
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage																	41.00%
Sale of Stock, Price Per Share | $ / shares																$ 0.001
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned																$ 250,000
Shareholders [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares															250,000,000
Sale of Stock, Price Per Share | $ / shares															$ 0.001
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned															$ 250,000
Luck Sky Hong Kong Aerodynamic Electricity Limited [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired											100.00%	100.00%
Business Combination, Consideration Transferred, Total											$ 1,289.98	HKD 10,000
Factory [Member]
Related Party Transaction [Line Items]
Area of Land | m²																						1,296			1,296
Office And Factory [Member]
Related Party Transaction [Line Items]
Area of Land | m²																						5,160			5,160
Rental Income, Nonoperating																				113,492	¥ 697,248	$ 113,492	¥ 697,248
Agricultural Land [Member]
Related Party Transaction [Line Items]
Area of Land																			44.3			1,200			1,200
Rental Income, Nonoperating																				21,095	129,600	$ 21,095	129,600
Payments for Rent	$ 5,617	¥ 34,510
Operating Lease Expiration Period																			18 years and 8 months
Sanhe Dong Yi Glass Machine Company Limited [Member]
Related Party Transaction [Line Items]
Short-term Debt																				$ 0		160,865
Prepaid Rent																						3,965			¥ 12,000
Payments to Acquire Furniture and Fixtures				$ 1,487	¥ 9,000
Related Party Transaction, Purchases from Related Party									$ 1,261,872	¥ 7,844,300												1,261,872	7,844,300
Payments to Acquire Machinery and Equipment																						47,265	162,900
Payments to Acquire Other Productive Assets																						$ 21,000	130,919
Sanhe Dong Yi Glass Machine Company Limited [Member] | Office And Factory [Member]
Related Party Transaction [Line Items]
Area of Land																				4,748.96		4,748.96			4,748.96
Payments for Rent | ¥																					¥ 1,306,500		¥ 1,306,500
Operating Lease Expiration Period																				30 years	30 years
Kelitai Air Powered Machinery Co Ltd [Member]
Related Party Transaction [Line Items]
Short-term Debt			$ 507,917										$ 483,830							$ 0		$ 1,242,198		¥ 3,150,000		¥ 3,000,000		$ 1,242,198	¥ 7,722,000
Repayments of Short-term Debt | ¥						¥ 1,000,000	¥ 2,000,000											¥ 5,233,000
Short-term Debt, Percentage Bearing Fixed Interest Rate			5.00%																					5.00%
Due from Related Parties, Current			$ 403,109
Prepaid Rent																				1,242,198
Due to Related Parties, Current																				0		1,235,667			¥ 7,722,000
Accrued Rent, Current																				133,324		$ 33,253
Debt Instrument, Maturity Date			Dec. 31, 2015										Dec. 31, 2014					Dec. 31, 2014
Zhou Jian [Member]
Related Party Transaction [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares								264,850,740														264,850,740	264,850,740
Business Acquisition, Percentage of Voting Interests Acquired								97.00%														97.00%			97.00%
Zhou Deng Rong [Member]
Related Party Transaction [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares								8,191,260														8,191,260	8,191,260
Business Acquisition, Percentage of Voting Interests Acquired								3.00%														3.00%			3.00%
Directors [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Noncurrent																				417,776		$ 430,928					$ 8,999
Hengruier Machinery Company Limited [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current																				$ 0		$ 1,242,198